UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

Defiance Large Cap ex-Mag 7 ETF Tailored Shareholder Report

1

semi-annual Shareholder Report February 28, 2025 Defiance Large Cap ex-Mag 7 ETF Ticker: XMAG (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Large Cap ex-Mag 7 ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.defianceetfs.com/xmag. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance Large Cap ex-Mag 7 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Large Cap ex-Mag 7 ETF	$13	0.35%

The Fund commenced operations on October 21, 2024. Expenses for a full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Thousands)	$27,193
Number of Holdings	503
Total Advisory Fee Paid	$15,626
Portfolio Turnover	3%

Sectors - Investments
(% of Total Net Assets)

Consumer, Non-cyclical
23.0%
Financial
21.4%
Technology
16.2%
Industrial
9.9%
Consumer, Cyclical
9.9%
Communications
8.4%
Energy
4.8%
Utilities
3.1%
Basic Materials
2.2%
Cash & Cash Equivalents
1.1%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of February 28, 2025)

Top Ten Holdings	(% of Total Net Assets)
Broadcom, Inc.	2.5
Eli Lilly & Co.	2.2
JPMorgan Chase & Co.	2.0
Berkshire Hathaway, Inc. - Class B	1.8
Visa, Inc. - Class A	1.7
Walmart, Inc.	1.7
Mastercard, Inc. - Class A	1.4
Exxon Mobil Corp.	1.3
Costco Wholesale Corp.	1.3
UnitedHealth Group, Inc.	1.2

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/xmag.

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF Tailored Shareholder Report

1

semi-annual Shareholder Report February 28, 2025 Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF Ticker: QQQY (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.defianceetfs.com/qqqy. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 Enhanced Income Options & 0DTE Income ETF	$50	1.02%

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Thousands)	$140,323
Number of Holdings	8
Total Advisory Fee Paid	$881,940
Portfolio Turnover	0%

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of February 28, 2025)

Top Holdings	(% of Total Net Assets)
United States Treasury Notes/Bonds	52.6
U.S. Treasury Bills	42.9
First American Government Obligations Fund - Class X, 4.29%	0.6
NASDAQ 100 Index, Expiration: 03/03/2025; Exercise Price: $20,850.00	-0.6

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

Fund Changes

Effective January 1, 2025, the Fund's investment adviser, Tidal Investments LLC (the “Adviser”) has acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”), the Fund’s sub-adviser.

In connection with this transaction, ZEGA will cease operations as a registered investment adviser and resign as a sub-adviser for the Fund. The Adviser will assume full management responsibilities for the Fund. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the Fund, now as employees of the Adviser.

There are no portfolio manager changes for the Fund and no changes to any of it's investment objectives, principal investment strategies, or fees.

Effective on or about May 27, 2025, the Fund's principal investment strategies will be updated. Under the new principal investment strategies, the Fund will seek to provide current income by maintaining long exposure to its reference index and selling a daily call option spread on that index. Each Fund will target a distribution yield of approximately 30%. This approach is designed to generate consistent income while more fully participating in the gains of the underlying index.

Also effective on or about May 27, 2025, the Fund’s name will change as follows to better reflect its revised investment objective and principal investment strategies: Defiance Nasdaq 100 Target 30 Income ETF.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/qqqy.

Defiance Nasdaq 100 Income Target ETF Tailored Shareholder Report

1

semi-annual Shareholder Report February 28, 2025 Defiance Nasdaq 100 Income Target ETF Ticker: QQQT (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Nasdaq 100 Income Target ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.defianceetfs.com/qqqt. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance Nasdaq 100 Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 Income Target ETF	$55	1.07%

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Thousands)	$21,035
Number of Holdings	4
Total Advisory Fee Paid	$70,192
Portfolio Turnover	4%

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of February 28, 2025)

Top Holdings	(% of Total Net Assets)
Invesco QQQ Trust Series 1	99.8
First American Government Obligations Fund - Class X, 4.29%	1.8
Nasdaq 100 Stock Index, Expiration: 03/03/2025; Exercise Price: $20,926.18	0.7
Nasdaq 100 Stock Index, Expiration: 03/03/2025; Exercise Price: $20,884.41	-0.7

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

Fund Changes

Effective January 1, 2025, the Fund's investment adviser, Tidal Investments LLC (the “Adviser”) has acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”), the Fund’s sub-adviser.

In connection with this transaction, ZEGA will cease operations as a registered investment adviser and resign as a sub-adviser for the Fund. The Adviser will assume full management responsibilities for the Fund. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the Fund, now as employees of the Adviser.

There are no portfolio manager changes for the Fund and no changes to any of it's investment objectives, principal investment strategies, or fees.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/qqqt.

Defiance Oil Enhanced Options Income ETF Tailored Shareholder Report

1

semi-annual Shareholder Report February 28, 2025 Defiance Oil Enhanced Options Income ETF Ticker: USOY (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Oil Enhanced Options Income ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.defianceetfs.com/usoy. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance Oil Enhanced Options Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Oil Enhanced Options Income ETF	$73	1.39%

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Thousands)	$29,141
Number of Holdings	8
Total Advisory Fee Paid	$90,628
Portfolio Turnover	639%

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of February 28, 2025)

Top Holdings	(% of Total Net Assets)
United States Treasury Notes/Bonds	49.1
U.S. Treasury Bills	39.5
First American Government Obligations Fund - Class X, 4.29%	0.6
United States Oil Fund LP, Expiration: 03/05/2025; Exercise Price: $76.00	-1.7

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

Fund Changes

Effective January 1, 2025, the Fund's investment adviser, Tidal Investments LLC (the “Adviser”) has acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”), the Fund’s sub-adviser.

In connection with this transaction, ZEGA will cease operations as a registered investment adviser and resign as a sub-adviser for the Fund. The Adviser will assume full management responsibilities for the Fund. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the Fund, now as employees of the Adviser.

There are no portfolio manager changes for the Fund and no changes to any of it's investment objectives, principal investment strategies, or fees.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/usoy.

Defiance R2000 Enhanced Options & 0DTE Income ETF Tailored Shareholder Report

1

semi-annual Shareholder Report February 28, 2025 Defiance R2000 Enhanced Options & 0DTE Income ETF Ticker: IWMY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Defiance R2000 Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.defianceetfs.com/iwmy. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance R2000 Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance R2000 Enhanced Options & 0DTE Income ETF	$53	1.06%

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Thousands)	$109,271
Number of Holdings	8
Total Advisory Fee Paid	$588,293
Portfolio Turnover	4%

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of February 28, 2025)

Top Holdings	(% of Total Net Assets)
United States Treasury Notes/Bonds	53.2
U.S. Treasury Bills	39.6
First American Government Obligations Fund - Class X, 4.29%	3.6
Russell 2000 Index, Expiration: 03/03/2025; Exercise Price: $2,170.00	-0.9

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

Fund Changes

Effective January 1, 2025, the Fund's investment adviser, Tidal Investments LLC (the “Adviser”) has acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”), the Fund’s sub-adviser.

In connection with this transaction, ZEGA will cease operations as a registered investment adviser and resign as a sub-adviser for the Fund. The Adviser will assume full management responsibilities for the Fund. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the Fund, now as employees of the Adviser.

There are no portfolio manager changes for the Fund and no changes to any of it's investment objectives, principal investment strategies, or fees.

Effective on or about May 27, 2025, the Fund's principal investment strategies will be updated. Under the new principal investment strategies, the Fund will seek to provide current income by maintaining long exposure to its reference index and selling a daily call option spread on that index. Each Fund will target a distribution yield of approximately 30%. This approach is designed to generate consistent income while more fully participating in the gains of the underlying index.

Also effective on or about May 27, 2025, the Fund’s name will change as follows to better reflect its revised investment objective and principal investment strategies: Defiance R2000 Target 30 Income ETF.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/iwmy.

Defiance S&P 500® Enhanced Options & 0DTE Income ETF Tailored Shareholder Report

1

semi-annual Shareholder Report February 28, 2025 Defiance S&P 500® Enhanced Options & 0DTE Income ETF Ticker: WDTE (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance S&P 500® Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.defianceetfs.com/wdte. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance S&P 500® Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance S&P 500® Enhanced Options & 0DTE Income ETF	$52	1.04%

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Thousands)	$70,923
Number of Holdings	8
Total Advisory Fee Paid	$418,149
Portfolio Turnover	3%

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of February 28, 2025)

Top Holdings	(% of Total Net Assets)
United States Treasury Notes/Bonds	55.3
U.S. Treasury Bills	37.5
First American Government Obligations Fund - Class X, 4.29%	2.9
S&P 500 Index, Expiration: 03/03/2025; Exercise Price: $5,975.00	-0.7

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

Fund Changes

Effective January 1, 2025, the Fund's investment adviser, Tidal Investments LLC (the “Adviser”) has acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”), the Fund’s sub-adviser.

In connection with this transaction, ZEGA will cease operations as a registered investment adviser and resign as a sub-adviser for the Fund. The Adviser will assume full management responsibilities for the Fund. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the Fund, now as employees of the Adviser.

There are no portfolio manager changes for the Fund and no changes to any of it's investment objectives, principal investment strategies, or fees.

Effective on or about May 27, 2025, the Fund's principal investment strategies will be updated. Under the new principal investment strategies, the Fund will seek to provide current income by maintaining long exposure to its reference index and selling a daily call option spread on that index. Each Fund will target a distribution yield of approximately 30%. This approach is designed to generate consistent income while more fully participating in the gains of the underlying index.

Also effective on or about May 27, 2025, the Fund’s name will change as follows to better reflect its revised investment objective and principal investment strategies: Defiance S&P 500 Target 30 Income ETF.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/wdte.

Defiance S&P 500® Income Target ETF Tailored Shareholder Report

1

semi-annual Shareholder Report February 28, 2025 Defiance S&P 500® Income Target ETF Ticker: SPYT (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Defiance S&P 500® Income Target ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.defianceetfs.com/spyt. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance S&P 500® Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance S&P 500® Income Target ETF	$46	0.90%

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Thousands)	$104,965
Number of Holdings	4
Total Advisory Fee Paid	$327,402
Portfolio Turnover	22%

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of February 28, 2025)

Top Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	100.3
S&P 500 Index, Expiration: 03/03/2025; Exercise Price: $5,966.41	0.4
First American Government Obligations Fund - Class X, 4.29%	0.1
S&P 500 Index, Expiration: 03/03/2025; Exercise Price: $5,954.50	-0.5

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

Fund Changes

Effective January 1, 2025, the Fund's investment adviser, Tidal Investments LLC (the “Adviser”) has acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”), the Fund’s sub-adviser.

In connection with this transaction, ZEGA will cease operations as a registered investment adviser and resign as a sub-adviser for the Fund. The Adviser will assume full management responsibilities for the Fund. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the Fund, now as employees of the Adviser.

There are no portfolio manager changes for the Fund and no changes to any of it's investment objectives, principal investment strategies, or fees.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/spyt.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
February 28, 2025 (Unaudited)

Tidal Trust II

• Defiance Large Cap ex-Mag 7 ETF	| XMAG	| The Nasdaq Stock Market, LLC
• Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	| QQQY	| The Nasdaq Stock Market, LLC
• Defiance Nasdaq 100 Income Target ETF	| QQQT	| The Nasdaq Stock Market, LLC
• Defiance Oil Enhanced Options Income ETF	| USOY	| The Nasdaq Stock Market, LLC
• Defiance R2000 Enhanced Options & 0DTE Income ETF	| IWMY	| NYSE Arca, Inc.
• Defiance S&P 500 Enhanced Options & 0DTE Income ETF	| WDTE	| NYSE Arca, Inc.
• Defiance S&P 500 Income Target ETF	| SPYT	| NYSE Arca, Inc.

Defiance ETFs

Schedule of Investments	Defiance ETFs

February 28, 2025 (Unaudited)

Defiance Large Cap ex-Mag 7 ETF
Schedule of Investments

COMMON STOCKS - 96.0%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	139	$11,504
Trade Desk, Inc. - Class A(a)	328	23,065
		34,569

Aerospace & Defense - 2.5%
Boeing Co.(a)	548	95,697
General Dynamics Corp.	192	48,499
General Electric Co.	795	164,549
Howmet Aerospace, Inc.	294	40,161
L3Harris Technologies, Inc.	136	28,031
Lockheed Martin Corp.	173	77,914
Northrop Grumman Corp.	107	49,406
RTX Corp.	975	129,665
TransDigm Group, Inc.	37	50,587
		684,509

Agriculture - 1.0%
Altria Group, Inc.	1,242	69,366
Archer-Daniels-Midland Co.	346	16,331
Philip Morris International, Inc.	1,141	177,174
		262,871

Airlines - 0.2%
Delta Air Lines, Inc.	470	28,256
Southwest Airlines Co.	443	13,760
United Airlines Holdings, Inc.(a)	239	22,421
		64,437

Apparel - 0.3%
Deckers Outdoor Corp.(a)	111	15,469
NIKE, Inc. - Class B	867	68,866
		84,335

Auto Manufacturers - 0.5%
Cummins, Inc.	96	35,345
Ford Motor Co.	2,915	27,838
General Motors Co.	808	39,697
PACCAR, Inc.	383	41,073
		143,953
Auto Parts & Equipment - 0.0%(b)
Aptiv PLC(a)	170	11,070

Banks - 6.6%
Bank of America Corp.	5,678	261,756
Bank of New York Mellon Corp.	537	47,766
Citigroup, Inc.	1,366	109,212
Citizens Financial Group, Inc.	322	14,738
Fifth Third Bancorp	490	21,300
First Citizens BancShares, Inc. - Class A	8	16,385
Goldman Sachs Group, Inc.	229	142,504
Huntington Bancshares, Inc.	1,085	17,870
JPMorgan Chase & Co.	2,073	548,619

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

February 28, 2025 (Unaudited)

KeyCorp	742	12,851
M&T Bank Corp.	119	22,815
Morgan Stanley	1,040	138,434
Northern Trust Corp.	141	15,541
NU Holdings Ltd. - Class A(a)	2,600	27,950
PNC Financial Services Group, Inc.	287	55,081
Regions Financial Corp.	665	15,767
State Street Corp.	215	21,335
Truist Financial Corp.	974	45,145
US Bancorp	1,144	53,654
Wells Fargo & Co.	2,454	192,197
		1,780,920

Beverages - 1.8%
Brown-Forman Corp. - Class B	217	7,185
Coca-Cola Co.	3,181	226,519
Coca-Cola Europacific Partners PLC	240	20,702
Constellation Brands, Inc. - Class A	120	21,060
Keurig Dr Pepper, Inc.	910	30,503
Monster Beverage Corp.(a)	610	33,337
PepsiCo, Inc.	1,013	155,465
		494,771

Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc.(a)	91	22,454
Amgen, Inc.	393	121,068
Biogen, Inc.(a)	107	15,033
BioMarin Pharmaceutical, Inc.(a)	136	9,678
Corteva, Inc.	503	31,679
Gilead Sciences, Inc.	916	104,708
Illumina, Inc.(a)	115	10,205
Incyte Corp.(a)	137	10,070
Moderna, Inc.(a)	267	8,266
Regeneron Pharmaceuticals, Inc.	76	53,104
Vertex Pharmaceuticals, Inc.(a)	187	89,721
		475,986

Building Materials - 1.0%
Builders FirstSource, Inc.(a)	81	11,258
Carrier Global Corp.	638	41,342
CRH PLC	495	50,747
Johnson Controls International PLC	485	41,545
Lennox International, Inc.	23	13,824
Martin Marietta Materials, Inc.	40	19,326
Masco Corp.	159	11,954
Trane Technologies PLC	164	58,007
Vulcan Materials Co.	93	23,000
		271,003

Chemicals - 1.6%
Air Products and Chemicals, Inc.	162	51,216
Albemarle Corp.	83	6,394
CF Industries Holdings, Inc.	126	10,209
Dow, Inc.	511	19,474
DuPont de Nemours, Inc.	301	24,613
Eastman Chemical Co.	82	8,024
Ecolab, Inc.	194	52,188
International Flavors & Fragrances, Inc.	175	14,317
Linde PLC	345	161,132

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

February 28, 2025 (Unaudited)

LyondellBasell Industries NV - Class A	215	16,518
PPG Industries, Inc.	169	19,134
Sherwin-Williams Co.	175	63,397
		446,616

Commercial Services - 2.2%
Automatic Data Processing, Inc.	297	93,609
Block, Inc. - Class A(a)	404	26,381
Booz Allen Hamilton Holding Corp.	90	9,545
Cintas Corp.	273	56,648
Corpay, Inc.(a)	46	16,884
Equifax, Inc.	87	21,332
Global Payments, Inc.	184	19,372
Moody’s Corp.	131	66,016
PayPal Holdings, Inc.(a)	729	51,796
Quanta Services, Inc.	109	28,300
Rollins, Inc.	283	14,826
S&P Global, Inc.	227	121,159
TransUnion	140	12,940
United Rentals, Inc.	44	28,262
Verisk Analytics, Inc.	99	29,394
		596,464

Computers - 2.6%
Accenture PLC - Class A	456	158,916
Check Point Software Technologies Ltd.(a)	70	15,418
Cognizant Technology Solutions Corp. - Class A	360	29,999
Crowdstrike Holdings, Inc. - Class A(a)	170	66,242
Dell Technologies, Inc. - Class C	250	25,690
EPAM Systems, Inc.(a)	37	7,627
Fortinet, Inc.(a)	509	54,977
Gartner, Inc.(a)	56	27,906
Hewlett Packard Enterprise Co.	959	18,998
HP, Inc.	706	21,794
International Business Machines Corp.	676	170,650
Leidos Holdings, Inc.	93	12,087
NetApp, Inc.	145	14,473
Okta, Inc. - Class A(a)	117	10,587
Pure Storage, Inc. - Class A(a)	231	12,121
Sandisk Corp.(a)	81	3,795
Seagate Technology Holdings PLC	151	15,388
Super Micro Computer, Inc.(a)	396	16,418
Western Digital Corp.(a)	248	12,135
Zscaler, Inc.(a)	88	17,268
		712,489

Cosmetics & Personal Care - 1.5%
Colgate-Palmolive Co.	598	54,520
Estee Lauder Cos., Inc. - Class A	170	12,225
Kenvue, Inc.	1,406	33,181
Procter & Gamble Co.	1,729	300,569
		400,495

Distribution & Wholesale - 0.4%
Copart, Inc.(a)	675	36,990
Fastenal Co.	417	31,579
WW Grainger, Inc.	31	31,658
		100,227

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

February 28, 2025 (Unaudited)

Diversified Financial Services - 6.2%
AerCap Holdings NV	143	14,743
American Express Co.	515	154,994
Ameriprise Financial, Inc.	70	37,611
Apollo Global Management, Inc.	349	52,095
Ares Management Corp. - Class A	139	23,761
Blackrock, Inc.	109	106,578
Capital One Financial Corp.	278	55,753
Charles Schwab Corp.	1,272	101,162
CME Group, Inc. - Class A	265	67,249
Coinbase Global, Inc. - Class A(a)	143	30,834
Discover Financial Services	182	35,525
Intercontinental Exchange, Inc.	416	72,064
LPL Financial Holdings, Inc.	55	20,446
Mastercard, Inc. - Class A	639	368,262
Nasdaq, Inc.	359	29,718
Raymond James Financial, Inc.	139	21,499
Synchrony Financial	283	17,172
T Rowe Price Group, Inc.	161	17,021
Visa, Inc. - Class A	1,276	462,818
		1,689,305

Electric - 2.9%
Alliant Energy Corp.	184	11,874
Ameren Corp.	190	19,296
American Electric Power Co., Inc.	390	41,360
CenterPoint Energy, Inc.	486	16,709
CMS Energy Corp.	222	16,217
Consolidated Edison, Inc.	251	25,482
Constellation Energy Corp.	227	56,874
Dominion Energy, Inc.	615	34,821
DTE Energy Co.	148	19,788
Duke Energy Corp.	562	66,029
Edison International	282	15,352
Entergy Corp.	311	27,153
Evergy, Inc.	167	11,508
Eversource Energy	269	16,950
Exelon Corp.	742	32,796
FirstEnergy Corp.	424	16,438
NextEra Energy, Inc.	1,511	106,027
PG&E Corp.	1,603	26,193
PPL Corp.	547	19,260
Public Service Enterprise Group, Inc.	362	29,376
Sempra	462	33,065
Southern Co.	804	72,191
Vistra Corp.	243	32,479
WEC Energy Group, Inc.	230	24,539
Xcel Energy, Inc.	417	30,066
		801,843

Electrical Components & Equipment - 0.6%
AMETEK, Inc.	167	31,613
Eaton Corp. PLC	288	84,476
Emerson Electric Co.	412	50,104
		166,193

Electronics - 1.2%
Allegion PLC	63	8,109
Amphenol Corp. - Class A	881	58,675

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

February 28, 2025 (Unaudited)

Fortive Corp.	248	19,726
Garmin, Ltd.	126	28,845
Honeywell International, Inc.	482	102,613
Hubbell, Inc.	36	13,377
Keysight Technologies, Inc.(a)	124	19,782
Mettler-Toledo International, Inc.(a)	14	17,818
TE Connectivity PLC	219	33,732
Trimble, Inc.(a)	178	12,812
		315,489

Energy - Alternate Sources - 0.0%(b)
First Solar, Inc.(a)	74	10,077

Engineering & Construction - 0.1%
EMCOR Group, Inc.	30	12,267
Jacobs Solutions, Inc.	87	11,146
		23,413

Entertainment - 0.2%
Flutter Entertainment PLC(a)	128	35,915
Live Nation Entertainment, Inc.(a)	138	19,784
		55,699

Environmental Control - 0.5%
Republic Services, Inc.	187	44,323
Veralto Corp.	175	17,458
Waste Management, Inc.	291	67,739
		129,520

Food - 1.0%
Conagra Brands, Inc.	345	8,811
General Mills, Inc.	405	24,551
Hershey Co.	108	18,653
Hormel Foods Corp.	302	8,646
J M Smucker Co.	75	8,290
Kellanova	231	19,150
Kraft Heinz Co.	882	27,086
Kroger Co.	530	34,355
McCormick & Co., Inc.	181	14,952
Mondelez International, Inc. - Class A	978	62,817
Sysco Corp.	355	26,817
Tyson Foods, Inc. - Class A	203	12,452
		266,580

Forest Products & Paper - 0.1%
International Paper Co.	248	13,975

Gas - 0.1%
Atmos Energy Corp.	113	17,191
NiSource, Inc.	341	13,916
		31,107

Hand & Machine Tools - 0.0%(b)
Stanley Black & Decker, Inc.	116	10,037

Healthcare - Products - 4.3%
Abbott Laboratories	1,272	175,549
Agilent Technologies, Inc.	212	27,119

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

February 28, 2025 (Unaudited)

Align Technology, Inc.(a)	53	9,913
Avantor, Inc.(a)	492	8,216
Baxter International, Inc.	374	12,907
Boston Scientific Corp. (a)	1,079	111,989
Cooper Cos., Inc.(a)	140	12,653
Danaher Corp.	517	107,412
Edwards Lifesciences Corp.(a)	429	30,725
GE HealthCare Technologies, Inc.	328	28,651
Hologic, Inc.(a)	167	10,586
IDEXX Laboratories, Inc.(a)	59	25,789
Insulet Corp.(a)	47	12,797
Intuitive Surgical, Inc.(a)	257	147,299
Medtronic PLC	937	86,223
Natera, Inc.(a)	90	14,003
ResMed, Inc.	109	25,454
Revvity, Inc.	84	9,421
STERIS PLC	71	15,567
Stryker Corp.	271	104,657
Thermo Fisher Scientific, Inc.	280	148,109
Waters Corp.(a)	40	15,094
West Pharmaceutical Services, Inc.	54	12,546
Zimmer Biomet Holdings, Inc.	143	14,918
		1,167,597

Healthcare - Services - 2.3%
Centene Corp.(a)	377	21,926
Cigna Group	199	61,461
Elevance Health, Inc.	169	67,073
HCA Healthcare, Inc.	160	49,008
Humana, Inc.	85	22,986
ICON PLC(a)	60	11,401
IQVIA Holdings, Inc.(a)	129	24,355
Labcorp Holdings, Inc.	61	15,314
Molina Healthcare, Inc.(a)	38	11,443
Quest Diagnostics, Inc.	78	13,486
UnitedHealth Group, Inc.	673	319,648
		618,101

Home Builders - 0.3%
DR Horton, Inc.	222	28,152
Lennar Corp. - Class A	171	20,457
NVR, Inc.(a)	2	14,491
PulteGroup, Inc.	146	15,079
		78,179

Household Products & Wares - 0.3%
Avery Dennison Corp.	58	10,902
Church & Dwight Co., Inc.	178	19,794
Clorox Co.	87	13,606
Kimberly-Clark Corp.	242	34,366
		78,668

Insurance - 4.9%
Aflac, Inc.	387	42,365
Allstate Corp.	191	38,038
American International Group, Inc.	455	37,738
Aon PLC - Class A	152	62,186
Arch Capital Group Ltd.	274	25,457
Arthur J Gallagher & Co.	160	54,038

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

February 28, 2025 (Unaudited)

Berkshire Hathaway, Inc. - Class B(a)	974	500,470
Brown & Brown, Inc.	187	22,167
Chubb Ltd.	291	83,075
Cincinnati Financial Corp.	113	16,703
CNA Financial Corp.	193	9,451
Fidelity National Financial, Inc.	190	12,261
Hartford Insurance Group, Inc.	214	25,312
Loews Corp.	143	12,394
Markel Group, Inc.(a)	8	15,467
Marsh & McLennan Cos., Inc.	357	84,909
MetLife, Inc.	464	39,987
Principal Financial Group, Inc.	166	14,781
Progressive Corp.	429	120,978
Prudential Financial, Inc.	257	29,581
Travelers Cos., Inc.	166	42,909
W R Berkley Corp.	244	15,391
Willis Towers Watson PLC	72	24,455
		1,330,113

Internet - 4.2%
Airbnb, Inc. - Class A(a)	308	42,772
Booking Holdings, Inc.	22	110,352
CDW Corp.	94	16,751
Coupang, Inc. - Class A(a)	1,031	24,435
DoorDash, Inc. - Class A(a)	257	50,999
eBay, Inc.	347	22,465
Expedia Group, Inc. - Class A(a)	86	17,024
Gen Digital, Inc.	446	12,189
GoDaddy, Inc. - Class A(a)	98	17,591
MercadoLibre, Inc.(a)	33	70,022
Netflix, Inc.(a)	310	303,974
Palo Alto Networks, Inc.(a)	482	91,787
Pinterest, Inc. - Class A(a)	432	15,975
Robinhood Markets, Inc. - Class A(a)	504	25,250
Shopify, Inc. - Class A(a)	885	99,120
Snap, Inc. - Class A (a)	915	9,379
Spotify Technology SA (a)	124	75,393
Uber Technologies, Inc. (a)	1,513	115,003
VeriSign, Inc.(a)	69	16,414
		1,136,895

Iron & Steel - 0.1%
Nucor Corp.	170	23,370
Steel Dynamics, Inc.	110	14,858
		38,228

Leisure Time - 0.2%
Carnival Corp.(a)	777	18,593
Royal Caribbean Cruises, Ltd.	188	46,267
		64,860

Lodging - 0.4%
Hilton Worldwide Holdings, Inc.	176	46,633
Las Vegas Sands Corp.	401	17,929
Marriott International, Inc. - Class A	189	53,005
		117,567

Machinery - Construction & Mining - 0.8%
Caterpillar, Inc.	352	121,070

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

February 28, 2025 (Unaudited)

GE Vernova, Inc.	199	66,701
Vertiv Holdings Co. - Class A	272	25,886
		213,657

Machinery - Diversified - 0.9%
Deere & Co.	191	91,831
Dover Corp.	96	19,082
IDEX Corp.	55	10,688
Ingersoll Rand, Inc.	292	24,756
Otis Worldwide Corp.	291	29,036
Rockwell Automation, Inc.	80	22,972
Westinghouse Air Brake Technologies Corp.	123	22,799
Xylem, Inc.	175	22,906
		244,070

Media - 1.2%
Charter Communications, Inc. - Class A(a)	85	30,903
Comcast Corp. - Class A	2,797	100,356
FactSet Research Systems, Inc.	25	11,544
Walt Disney Co.	1,336	152,037
Warner Bros Discovery, Inc.(a)	1,716	19,665
		314,505

Mining - 0.4%
Freeport-McMoRan, Inc.	1,043	38,497
Newmont Corp.	834	35,728
Southern Copper Corp.	324	28,802
		103,027

Miscellaneous Manufacturing - 0.9%
3M Co.	396	61,427
Axon Enterprise, Inc.(a)	55	29,065
Carlisle Cos., Inc.	30	10,223
Illinois Tool Works, Inc.	216	57,020
Parker-Hannifin Corp.	91	60,834
Teledyne Technologies, Inc.(a)	31	15,966
Textron, Inc.	132	9,864
		244,399

Office - Business Equipment - 0.0%(b)
Zebra Technologies Corp. - Class A(a)	34	10,712

Oil & Gas - 3.7%
Chevron Corp.	1,318	209,061
ConocoPhillips	947	93,895
Coterra Energy, Inc.	536	14,467
Devon Energy Corp.	466	16,879
Diamondback Energy, Inc.	175	27,818
EOG Resources, Inc.	410	52,045
EQT Corp.	435	20,954
Expand Energy Corp.	161	15,920
Exxon Mobil Corp.	3,240	360,709
Hess Corp.	216	32,171
Marathon Petroleum Corp.	234	35,142
Occidental Petroleum Corp.	689	33,651
Phillips 66	300	38,907
Texas Pacific Land Corp.	15	21,419
Valero Energy Corp.	229	29,937

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

February 28, 2025 (Unaudited)

		1,002,975

Oil & Gas Services - 0.3%
Baker Hughes Co.	719	32,060
Halliburton Co.	648	17,088
Schlumberger NV	1,036	43,160
		92,308

Packaging & Containers - 0.1%
Amcor PLC	1,088	11,011
Ball Corp.	225	11,855
Packaging Corp. of America	64	13,638
		36,504

Pharmaceuticals - 6.8%
AbbVie, Inc.	1,298	271,321
Becton Dickinson & Co.	213	48,038
Bristol-Myers Squibb Co.	1,491	88,894
Cardinal Health, Inc.	175	22,659
Cencora, Inc.	132	33,467
CVS Health Corp.	922	60,594
Dexcom, Inc.(a)	283	25,009
Eli Lilly & Co.	660	607,616
Johnson & Johnson	1,770	292,085
McKesson Corp.	90	57,623
Merck & Co., Inc.	1,868	172,323
Pfizer, Inc.	4,167	110,134
Viatris, Inc.	865	7,984
Zoetis, Inc.	330	55,189
		1,852,936

Pipelines - 0.8%
Cheniere Energy, Inc.	164	37,484
Kinder Morgan, Inc.	1,548	41,951
ONEOK, Inc.	429	43,067
Targa Resources Corp.	159	32,074
Williams Cos., Inc.	891	51,838
		206,414

Private Equity - 0.6%
Blackstone, Inc.	524	84,448
KKR & Co., Inc.	569	77,150
		161,598

Real Estate - 0.2%
CBRE Group, Inc. - Class A(a)	222	31,510
CoStar Group, Inc.(a)	295	22,494
		54,004

Retail - 7.4%
AutoZone, Inc.(a)	11	38,423
Best Buy Co., Inc.	148	13,307
Burlington Stores, Inc.(a)	42	10,472
CarMax, Inc.(a)	113	9,376
Carvana Co.(a)	86	20,047
Chipotle Mexican Grill, Inc.(a)	992	53,538
Costco Wholesale Corp.	325	340,798
Darden Restaurants, Inc.	83	16,638

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

February 28, 2025 (Unaudited)

Dollar General Corp.	166	12,314
Dollar Tree, Inc.(a)	159	11,585
Domino’s Pizza, Inc.	23	11,263
Genuine Parts Co.	98	12,238
Home Depot, Inc.	727	288,328
Lowe’s Cos., Inc.	411	102,191
Lululemon Athletica, Inc.(a)	79	28,883
McDonald’s Corp.	523	161,257
O’Reilly Automotive, Inc.(a)	38	52,198
Ross Stores, Inc.	237	33,256
Starbucks Corp.	823	95,312
Target Corp.	335	41,620
TJX Cos., Inc.	823	102,678
Tractor Supply Co.	389	21,531
Ulta Beauty, Inc.(a)	31	11,357
Walmart, Inc.	4,571	450,746
Williams-Sonoma, Inc.	86	16,734
Yum China Holdings, Inc.	277	13,687
Yum! Brands, Inc.	201	31,430
		2,001,207

Semiconductors - 6.3%
Advanced Micro Devices, Inc.(a)	1,189	118,733
Analog Devices, Inc.	360	82,822
Applied Materials, Inc.	603	95,316
Broadcom, Inc.	3,405	679,059
Entegris, Inc.	110	11,134
GLOBALFOUNDRIES, Inc.(a)	238	9,227
Intel Corp.	3,182	75,509
KLA Corp.	94	66,631
Lam Research Corp.	940	72,136
Marvell Technology, Inc.	640	58,765
Microchip Technology, Inc.	389	22,897
Micron Technology, Inc.	816	76,402
Monolithic Power Systems, Inc.	32	19,552
NXP Semiconductors NV	184	39,669
ON Semiconductor Corp.(a)	305	14,350
QUALCOMM, Inc.	816	128,251
Skyworks Solutions, Inc.	116	7,733
Teradyne, Inc.	118	12,963
Texas Instruments, Inc.	668	130,921
		1,722,070

Software - 7.3%
Adobe, Inc.(a)	323	141,655
Akamai Technologies, Inc.(a)	109	8,794
ANSYS, Inc.(a)	63	20,995
AppLovin Corp. - Class A(a)	184	59,936
Atlassian Corp. - Class A(a)	116	32,974
Autodesk, Inc.(a)	153	41,954
Broadridge Financial Solutions, Inc.	83	20,021
Cadence Design Systems, Inc.(a)	197	49,348
Cloudflare, Inc. - Class A(a)	222	32,257
Datadog, Inc. - Class A(a)	225	26,224
DocuSign, Inc.(a)	145	12,060
Electronic Arts, Inc.	180	23,242
Fair Isaac Corp.(a)	16	30,182
Fidelity National Information Services, Inc.	394	28,021
Fiserv, Inc.(a)	413	97,340

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

February 28, 2025 (Unaudited)

HubSpot, Inc.(a)	34	24,616
Intuit, Inc.	199	122,154
Jack Henry & Associates, Inc.	56	9,721
MicroStrategy, Inc. - Class A(a)	139	35,505
MongoDB, Inc.(a)	53	14,174
MSCI, Inc.	56	33,069
Oracle Corp.	1,614	268,021
Palantir Technologies, Inc. - Class A(a)	1,556	132,135
Paychex, Inc.	247	37,462
PTC, Inc.(a)	85	13,908
ROBLOX Corp. - Class A(a)	411	26,156
Roper Technologies, Inc.	76	44,422
Salesforce, Inc.	695	207,006
ServiceNow, Inc.(a)	147	136,675
Snowflake, Inc. - Class A(a)	231	40,910
SS&C Technologies Holdings, Inc.	168	14,960
Synopsys, Inc.(a)	112	51,215
Take-Two Interactive Software, Inc.(a)	121	25,650
Twilio, Inc. - Class A(a)	110	13,192
Tyler Technologies, Inc.(a)	28	17,036
Veeva Systems, Inc. - Class A(a)	113	25,328
Workday, Inc. - Class A(a)	152	40,028
Zoom Communications, Inc. - Class A(a)	190	14,003
		1,972,349

Telecommunications - 2.9%
Arista Networks, Inc.(a)	839	78,069
AT&T, Inc.	5,312	145,602
Cisco Systems, Inc.	2,932	187,970
Corning, Inc.	600	30,090
Motorola Solutions, Inc.	121	53,267
T-Mobile US, Inc.	603	162,623
Verizon Communications, Inc.	3,102	133,696
		791,317

Transportation - 1.3%
CSX Corp.	1,438	46,030
Expeditors International of Washington, Inc.	98	11,501
FedEx Corp.	171	44,956
JB Hunt Transport Services, Inc.	65	10,477
Norfolk Southern Corp.	166	40,795
Old Dominion Freight Line, Inc.	143	25,240
Union Pacific Corp.	444	109,530
United Parcel Service, Inc. - Class B	535	63,681
		352,210

Water - 0.1%
American Water Works Co., Inc.	140	19,036
Essential Utilities, Inc.	198	7,520
		26,556
TOTAL COMMON STOCKS (Cost $25,581,463)		26,110,979

REAL ESTATE INVESTMENT TRUSTS - 2.9%
Alexandria Real Estate Equities, Inc.	125	12,782
American Tower Corp.	339	69,705
Annaly Capital Management, Inc.	406	8,916
AvalonBay Communities, Inc.	100	22,618
BXP, Inc.	115	8,157
Camden Property Trust	76	9,429

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

February 28, 2025 (Unaudited)

Crown Castle, Inc.	319	30,018
Digital Realty Trust, Inc.	241	37,673
Equinix, Inc.	69	62,419
Equity LifeStyle Properties, Inc.	136	9,327
Equity Residential	278	20,619
Essex Property Trust, Inc.	43	13,398
Extra Space Storage, Inc.	150	22,884
Healthpeak Properties, Inc.	508	10,394
Host Hotels & Resorts, Inc.	506	8,162
Invitation Homes, Inc.	446	15,168
Iron Mountain, Inc.	217	20,218
Mid-America Apartment Communities, Inc.	83	13,954
Millrose Properties, Inc.(a)	1	11
Prologis, Inc.	676	83,770
Public Storage	121	36,738
Realty Income Corp.	643	36,670
Regency Centers Corp.	131	10,048
SBA Communications Corp.	76	16,560
Simon Property Group, Inc.	237	44,103
Sun Communities, Inc.	89	12,117
UDR, Inc.	238	10,753
Ventas, Inc.	304	21,031
VICI Properties, Inc.	770	25,017
Welltower, Inc.	453	69,540
Weyerhaeuser Co.	541	16,284
WP Carey, Inc.	160	10,274
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $767,737)		788,757

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 4.29%(c)	269,903	269,903
TOTAL SHORT-TERM INVESTMENTS (Cost $269,903)		269,903

TOTAL INVESTMENTS - 99.9% (Cost $26,619,103)		27,169,639
Other Assets in Excess of Liabilities - 0.1%		23,729
TOTAL NET ASSETS - 100.0%		$27,193,368

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments & Written Options Contracts	Defiance ETFs
February 28, 2025 (Unaudited)

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF Schedule of Investments

U.S. TREASURY SECURITIES - 52.6%	Par	Value
United States Treasury Note/Bond
2.63%, 04/15/2025	$5,433,000	$5,422,804
3.00%, 07/15/2025	33,045,000	32,891,819
3.88%, 01/15/2026	35,501,000	35,423,847
TOTAL U.S. TREASURY SECURITIES (Cost $73,436,009)		73,738,470

SHORT-TERM INVESTMENTS - 43.5%
Money Market Funds - 0.6%	Shares
First American Government Obligations Fund - Class X, 4.29%(a)	786,499	786,499

U.S. Treasury Bills - 42.9%	Par
4.39%, 03/11/2025(b)	$20,315,000	20,295,772
4.15%, 05/15/2025(b)	20,182,000	20,010,424
4.18%, 06/12/2025(b)	20,251,000	20,013,228
Total U.S. Treasury Bills		60,319,424
TOTAL SHORT-TERM INVESTMENTS (Cost $61,099,045)		61,105,923

TOTAL INVESTMENTS - 96.1% (Cost $134,535,054)		134,844,393
Other Assets in Excess of Liabilities - 3.9%		5,478,209
TOTAL NET ASSETS - 100.0%		$140,322,602

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(b)	The rate shown is the annualized effective yield as of February 28, 2025.

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF Schedule of Written Options

WRITTEN OPTIONS - (0.6)%(a)(b)	Notional Amount	Contracts	Value
Put Options - (0.6)%
NASDAQ 100 Index, Expiration: 03/03/2025; Exercise Price: $20,850.00	$(148,279,311)	(71)	$(849,160)
TOTAL WRITTEN OPTIONS (Premiums received $766,756)			$(849,160)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments & Written Options Contracts	Defiance ETFs
February 28, 2025 (Unaudited)

Defiance Nasdaq 100 Income Target ETF
Schedule of Investments

EXCHANGE TRADED FUNDS - 99.8%		Shares	Value
Invesco QQQ Trust Series 1(a)		41,305	$20,989,962
TOTAL EXCHANGE TRADED FUNDS (Cost $19,946,710)			20,989,962

PURCHASED OPTIONS - 0.7%(b)(c)(d)	Notional Amount	Contracts
Call Options - 0.7%
Nasdaq 100 Stock Index, Expiration: 03/03/2025; Exercise Price:
$20,926.18	$22,972,851	11	132,319
TOTAL PURCHASED OPTIONS (Cost $132,326)			132,319

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%		Shares
First American Government Obligations Fund - Class X, 4.29%(e)		388,659	388,659
TOTAL SHORT-TERM INVESTMENTS (Cost $388,659)			388,659

TOTAL INVESTMENTS - 102.3% (Cost $20,467,695)			21,510,940
Liabilities in Excess of Other Assets - (2.3)%			(475,781)
TOTAL NET ASSETS - 100.0%			$21,035,159

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Defiance Nasdaq 100 Income Target ETF
Schedule of Written Options

WRITTEN OPTIONS - (0.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.7)%
Nasdaq 100 Stock Index, Expiration: 03/03/2025; Exercise Price:
$20,884.41	$(22,972,851)	(11)	$(153,923)
TOTAL WRITTEN OPTIONS (Premiums received $153,916)			$(153,923)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments & Written Options Contracts	Defiance ETFs
February 28, 2025 (Unaudited)

Defiance Oil Enhanced Options Income ETF
Schedule of Investments

U.S. TREASURY SECURITIES - 49.1%	Par	Value
United States Treasury Note/Bond
2.63%, 04/15/2025	$5,021,000	$5,011,577
3.00%, 07/15/2025	4,675,000	4,653,329
3.88%, 01/15/2026	4,647,000	4,636,901
TOTAL U.S. TREASURY SECURITIES (Cost $14,281,640)		14,301,807

SHORT-TERM INVESTMENTS - 40.1%
Money Market Funds - 0.6%	Shares
First American Government Obligations Fund - Class X, 4.29%(a)	166,807	166,807

U.S. Treasury Bills - 39.5%	Par
4.27%, 03/11/2025(b)	$3,869,000	3,865,338
4.16%, 05/15/2025(b)	3,875,000	3,842,057
4.18%, 06/12/2025(b)	3,858,000	3,812,702
Total U.S. Treasury Bills		11,520,097
TOTAL SHORT-TERM INVESTMENTS (Cost $11,685,555)		11,686,904

TOTAL INVESTMENTS - 89.2% (Cost $25,967,195)		25,988,711
Other Assets in Excess of Liabilities - 10.8%		3,151,908
TOTAL NET ASSETS - 100.0%		$29,140,619

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(b)	The rate shown is the annualized effective yield as of February 28, 2025.

Defiance Oil Enhanced Options Income ETF
Schedule of Written Options

WRITTEN OPTIONS - (1.7)%(a)(b)	Notional Amount	Contracts	Value
Put Options - (1.7)%
United States Oil Fund LP, Expiration: 03/05/2025; Exercise Price: $76.00	$(29,057,486)	(3,863)	$(496,396)
TOTAL WRITTEN OPTIONS (Premiums received $559,113)			$(496,396)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments & Written Options Contracts	Defiance ETFs
February 28, 2025 (Unaudited)

Defiance R2000 Enhanced Options & 0DTE Income ETF
Schedule of Investments

U.S. TREASURY SECURITIES - 53.2%	Par	Value
United States Treasury Note/Bond
2.63%, 04/15/2025	$11,491,000	$11,469,436
3.00%, 07/15/2025	22,441,000	22,336,974
3.88%, 01/15/2026	24,319,000	24,266,148
TOTAL U.S. TREASURY SECURITIES (Cost $57,870,465)		58,072,558

SHORT-TERM INVESTMENTS - 43.2%
Money Market Funds - 3.6%	Shares
First American Government Obligations Fund - Class X, 4.29%(a)	3,939,329	3,939,329

U.S. Treasury Bills - 39.6%	Par
4.39%, 03/11/2025(b)	$14,580,000	14,566,200
4.15%, 05/15/2025(b)	14,485,000	14,361,856
4.18%, 06/12/2025(b)	14,534,000	14,363,353
Total U.S. Treasury Bills		43,291,409
TOTAL SHORT-TERM INVESTMENTS (Cost $47,225,836)		47,230,738

TOTAL INVESTMENTS - 96.4% (Cost $105,096,301)		105,303,296
Other Assets in Excess of Liabilities - 3.6%		3,967,477
TOTAL NET ASSETS - 100.0%		$109,270,773

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(b)	The rate shown is the annualized effective yield as of February 28, 2025.

Defiance R2000 Enhanced Options & 0DTE Income ETF
Schedule of Written Options

WRITTEN OPTIONS - (0.9)%(a)(b)	Notional Amount	Contracts	Value
Put Options - (0.9)%
Russell 2000 Index, Expiration: 03/03/2025; Exercise Price: $2,170.00	$0	(532)	$(968,240)
TOTAL WRITTEN OPTIONS (Premiums received $902,481)			$(968,240)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments & Written Options Contracts	Defiance ETFs
February 28, 2025 (Unaudited)

Defiance S&P 500 Enhanced Options & 0DTE Income ETF
Schedule of Investments

U.S. TREASURY SECURITIES - 55.3%	Par	Value
United States Treasury Note/Bond
2.63%, 04/15/2025	$7,525,000	$7,510,878
3.00%, 07/15/2025	14,306,000	14,239,684
3.88%, 01/15/2026	17,538,000	17,499,886
TOTAL U.S. TREASURY SECURITIES (Cost $39,103,205)		39,250,448

SHORT-TERM INVESTMENTS - 40.4%
Money Market Funds - 2.9%	Shares
First American Government Obligations Fund - Class X, 4.29%(a)	2,071,932	2,071,932

U.S. Treasury Bills - 37.5%	Par
4.39%, 03/11/2025(b)	$8,951,000	8,942,528
4.15%, 05/15/2025(b)	8,893,000	8,817,397
4.18%, 06/12/2025(b)	8,923,000	8,818,233
Total U.S. Treasury Bills		26,578,158
TOTAL SHORT-TERM INVESTMENTS (Cost $28,647,054)		28,650,090

TOTAL INVESTMENTS - 95.7% (Cost $67,750,259)		67,900,538
Other Assets in Excess of Liabilities - 4.3%		3,022,941
TOTAL NET ASSETS - 100.0%		$70,923,479

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(b)	The rate shown is the annualized effective yield as of February 28, 2025.

Defiance S&P 500 Enhanced Options & 0DTE Income ETF
Schedule of Written Options

WRITTEN OPTIONS - (0.7)%(a)(b)	Notional Amount	Contracts	Value
Put Options - (0.7)%
S&P 500 Index, Expiration: 03/03/2025; Exercise Price: $5,975.00	$(75,026,700)	(126)	$(510,300)
TOTAL WRITTEN OPTIONS (Premiums received $454,811)			$(510,300)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments & Written Options Contracts	Defiance ETFs
February 28, 2025 (Unaudited)

Defiance S&P 500 Income Target ETF
Schedule of Investments

EXCHANGE TRADED FUNDS - 100.3%		Shares	Value
iShares Core S&P 500 ETF(a)		176,282	$105,247,405
TOTAL EXCHANGE TRADED FUNDS (Cost $99,459,398)			105,247,405

PURCHASED OPTIONS - 0.4%(b)(c)(d)	Notional Amount	Contracts
Call Options - 0.4%
S&P 500 Index, Expiration: 03/03/2025; Exercise Price: $5,966.4	$111,349,150	187	452,166
TOTAL PURCHASED OPTIONS (Cost $452,283)			452,166

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%		Shares
First American Government Obligations Fund - Class X, 4.29%(e)		142,157	142,157
TOTAL SHORT-TERM INVESTMENTS (Cost $142,157)			142,157

TOTAL INVESTMENTS - 100.8% (Cost $100,053,838)			105,841,728
Liabilities in Excess of Other Assets - (0.8)%			(876,370)
TOTAL NET ASSETS - 100.0%			$104,965,358

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Defiance S&P 500 Income Target ETF
Schedule of Written Options

WRITTEN OPTIONS - (0.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.5)%
S&P 500 Index, Expiration: 03/03/2025; Exercise Price: $5,954.50	$(111,349,150)	(187)	$(556,699)
TOTAL WRITTEN OPTIONS (Premiums received $556,582)			$(556,699)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Defiance ETFs

February 28, 2025 (Unaudited)

	Defiance Large Cap ex-Mag 7 ETF	Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	Defiance Nasdaq 100 Income Target ETF	Defiance Oil Enhanced Options Income ETF	Defiance R2000 Enhanced Options & 0DTE Income ETF
ASSETS:
Investments, at value (Note 2)	$27,169,639	$134,844,393	$21,510,940	$25,988,711	$105,303,296
Dividends receivable	29,542	—	—	—	—
Interest receivable	280	354,137	1,350	92,876	309,995
Dividend tax reclaims receivable	42	—	—	—	—
Receivable for investments sold	—	766,756	153,916	559,113	902,481
Deposit at broker for option contracts	—	5,319,236	—	3,045,903	3,808,767
Total assets	27,199,503	141,284,522	21,666,206	29,686,603	110,324,539

LIABILITIES:
Written options contracts, at value	—	849,160	153,923	496,396	968,240
Payable to adviser (Note 4)	6,135	112,760	13,410	20,460	85,526
Interest payable	—	—	2,961	—	—
Payable for investments purchased	—	—	177,557	12,658	—
Due to broker	—	—	283,196	16,470	—
Total liabilities	6,135	961,920	631,047	545,984	1,053,766
NET ASSETS	$27,193,368	$140,322,602	$21,035,159	$29,140,619	$109,270,773

NET ASSETS CONSISTS OF:
Paid-in capital	$26,634,573	$156,058,624	$20,703,518	$30,836,214	$118,546,866
Total distributable earnings/(accumulated losses)	558,795	(15,736,022)	331,641	(1,695,595)	(9,276,093)
Total net assets	$27,193,368	$140,322,602	$21,035,159	$29,140,619	$109,270,773

Net assets	$27,193,368	$140,322,602	$21,035,159	$29,140,619	$109,270,773
Shares issued and outstanding(a)	1,325,000	4,883,308	1,150,000	2,200,000	3,866,648
Net asset value per share	$20.52	$28.74	$18.29	$13.25	$28.26

COST:
Investments, at cost	$26,619,103	$134,535,054	$20,467,695	$25,967,195	$105,096,301

PROCEEDS:
Written options premium received	$—	$766,756	$153,916	$559,113	$902,481

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Defiance ETFs

February 28, 2025 (Unaudited)

	Defiance S&P 500 Enhanced Options & 0DTE Income ETF	Defiance S&P 500 Income Target ETF
ASSETS:
Investments, at value (Note 2)	$67,900,538	$105,841,728
Deposit at broker for option contracts	2,917,230	477,098
Receivable for investments sold	454,811	7,344,464
Interest receivable	215,995	955
Receivable for fund shares sold	—	946,055
Receivable for transaction fee	—	2,271
Total assets	71,488,574	114,612,571

LIABILITIES:
Written options contracts, at value	510,300	556,699
Payable to adviser (Note 4)	54,795	68,677
Interest payable	—	4,738
Payable for investments purchased	—	2,394,714
Payable for capital shares redeemed	—	6,622,385
Total liabilities	565,095	9,647,213
NET ASSETS	$70,923,479	$104,965,358

NET ASSETS CONSISTS OF:
Paid-in capital	$75,372,968	$103,620,870
Total distributable earnings/(accumulated losses)	(4,449,489)	1,344,488
Total net assets	$70,923,479	$104,965,358

Net assets	$70,923,479	$104,965,358
Shares issued and outstanding(a)	1,874,979	5,550,000
Net asset value per share	$37.83	$18.91

COST:
Investments, at cost	$67,750,259	$100,053,838

PROCEEDS:	(454,811)	(556,582)
Written options premium received	$454,811	$556,582

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Defiance ETFs

For the Periods Ended February 28, 2025 (Unaudited)
	Defiance Large Cap ex-Mag 7 ETF(a)	Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	Defiance Nasdaq 100 Income Target ETF	Defiance Oil Enhanced Options Income ETF	Defiance R2000 Enhanced Options & 0DTE Income ETF
INVESTMENT INCOME:
Dividend income	$78,556	$8	$46,419	$1	$—
Less: Dividend withholding taxes	(11)	—	—	—	—
Interest income	619	4,066,059	6,168	395,701	2,739,397
Broker interest income	—	27,238	—	4,884	9,615
Total investment income	79,164	4,093,305	52,587	400,586	2,749,012

EXPENSES:
Investment advisory fee (Note 4)	15,626	881,940	70,192	90,628	588,293
Broker interest expense	—	26,526	17,883	36,602	41,890
Total expenses	15,626	908,466	88,075	127,230	630,183
NET INVESTMENT INCOME/(LOSS)	63,538	3,184,839	(35,488)	273,356	2,118,829

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(32,959)	180,207	1,354,567	(739,116)	34,070
Written option contracts	—	(3,318,112)	(1,560,359)	2,452,338	(858,265)
Net realized gain (loss)	(32,959)	(3,137,905)	(205,792)	1,713,222	(824,195)
Net change in unrealized appreciation (depreciation) on:
Investments	550,536	(491,737)	860,474	(15,398)	(241,862)
Written option contracts	—	57,149	(4,066)	82,044	176,218
Net change in unrealized appreciation (depreciation)	550,536	(434,588)	856,408	66,646	(65,644)
Net realized and unrealized gain (loss)	517,577	(3,572,493)	650,616	1,779,868	(889,839)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$581,115	$(387,654)	$615,128	$2,053,224	$1,228,990

(a)	Inception date of the Fund was October 21, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Defiance ETFs

For the Periods Ended February 28, 2025 (Unaudited)

	Defiance S&P 500 Enhanced Options & 0DTE Income ETF	Defiance S&P 500 Income Target ETF
INVESTMENT INCOME:
Dividend income	$2	$511,461
Interest income	1,947,224	12,476
Broker interest income	13,077	—
Total investment income	1,960,303	523,937

EXPENSES:
Investment advisory fee (Note 4)	418,149	327,402
Broker interest expense	20,224	18,890
Total expenses	438,373	346,292
NET INVESTMENT INCOME	1,521,930	177,645

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	102,904	4,088,731
Written option contracts	1,010,708	(5,199,613)
Net realized gain (loss)	1,113,612	(1,110,882)
Net change in unrealized appreciation (depreciation) on:
Investments	(264,888)	3,156,221
Written option contracts	(7,780)	15,593
Net change in unrealized appreciation (depreciation)	(272,668)	3,171,814
Net realized and unrealized gain (loss)	840,944	2,060,932
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$2,362,874	$2,238,577

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

	Defiance Large Cap ex-Mag 7 ETF	Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
	Period ended February 28, 2025(a) (Unaudited)	Period ended February 28, 2025 (Unaudited)	Period ended August 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$63,538	$3,184,839	$8,738,005
Net realized gain (loss)	(32,959)	(3,137,905)	26,903,147
Net change in unrealized appreciation (depreciation)	550,536	(434,588)	661,522
Net increase (decrease) in net assets from operations	581,115	(387,654)	36,302,674

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(22,320)	(3,184,839)	(35,543,064)
From return of capital	—	(55,033,622)	(91,578,333)
Total distributions to shareholders	(22,320)	(58,218,461)	(127,121,397)

CAPITAL TRANSACTIONS:
Subscriptions	26,634,573	57,601,635	415,864,110
Redemptions	—	(70,371,053)	(113,477,715)
ETF transaction fees (Note 8)	—	25,595	104,868
Net increase (decrease) in net assets from capital transactions	26,634,573	(12,743,823)	302,491,263

NET INCREASE (DECREASE) IN NET ASSETS	27,193,368	(71,349,938)	211,672,540

NET ASSETS:
Beginning of the period	—	211,672,540	—
End of the period	$27,193,368	$140,322,602	$211,672,540

SHARES TRANSACTIONS
Subscriptions	1,325,000	1,675,000	22,825,000
Redemptions	—	(2,125,000)	(5,825,025)
Reverse Stock Split (Note 9)	—	—	(11,666,667)
Total increase (decrease) in shares outstanding	1,325,000	(450,000)	5,333,308

(a) Inception date of the Fund was October 21, 2024.
(b) Inception date of the Fund was September 13, 2023.

	Defiance Nasdaq 100 Income Target ETF		Defiance Oil Enhanced Options Income ETF
	Period ended February 28, 2025 (Unaudited)	Period ended August 31, 2024(a)	Period ended February 28, 2025 (Unaudited)	Period ended August 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$(35,488)	$(3,883)	$273,356	$85,746
Net realized gain (loss)	(205,792)	(161,381)	1,713,222	(836,664)
Net change in unrealized appreciation (depreciation)	856,408	186,830	66,646	17,588
Net increase (decrease) in net assets from operations	615,128	21,566	2,053,224	(733,330)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(158,750)	(273,356)	(85,746)
From return of capital	(1,641,658)	—	(5,904,787)	(821,017)
Total distributions to shareholders	(1,641,658)	(158,750)	(6,178,143)	(906,763)

CAPITAL TRANSACTIONS:
Subscriptions	9,563,617	12,630,098	21,431,467	14,173,722
Redemptions	—	—	(706,320)	—
ETF transaction fees (Note 8)	2,869	2,289	4,427	2,335
Net increase (decrease) in net assets from capital transactions	9,566,486	12,632,387	20,729,574	14,176,057

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

	Defiance Nasdaq 100 Income Target ETF		Defiance Oil Enhanced Options Income ETF
	Period ended February 28, 2025 (Unaudited)	Period ended August 31, 2024(a)	Period ended February 28, 2025 (Unaudited)	Period ended August 31, 2024(b)

NET INCREASE (DECREASE) IN NET ASSETS	8,539,956	12,495,203	16,604,655	12,535,964

NET ASSETS:
Beginning of the period	12,495,203	—	12,535,964	—
End of the period	$21,035,159	$12,495,203	$29,140,619	$12,535,964

SHARES TRANSACTIONS
Subscriptions	500,000	650,000	1,500,000	750,000
Redemptions	—	—	(50,000)	—
Total increase (decrease) in shares outstanding	500,000	650,000	1,450,000	750,000

(a) Inception date of the Fund was June 20, 2024.
(b) Inception date of the Fund was May 9, 2024.

	Defiance R2000 Enhanced Options & 0DTE Income ETF		Defiance S&P 500 Enhanced Options & 0DTE Income ETF
	Period ended February 28, 2025 (Unaudited)	Period ended August 31, 2024(a)	Period ended February 28, 2025 (Unaudited)	Period ended August 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$2,118,829	$3,875,765	$1,521,930	$3,936,550
Net realized gain (loss)	(824,195)	7,304,987	1,113,612	12,351,105
Net change in unrealized appreciation (depreciation)	(65,644)	206,880	(272,668)	367,458
Net increase (decrease) in net assets from operations	1,228,990	11,387,632	2,362,874	16,655,113

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,118,829)	(10,962,973)	(1,521,930)	(16,255,543)
From return of capital	(42,093,529)	(59,894,642)	(18,581,477)	(23,707,672)
Total distributions to shareholders	(44,212,358)	(70,857,615)	(20,103,407)	(39,963,215)

CAPITAL TRANSACTIONS:
Subscriptions	49,804,419	253,612,778	22,674,317	157,958,078
Redemptions	(28,888,690)	(62,882,921)	(34,511,278)	(34,198,271)
ETF transaction fees (Note 8)	15,739	62,799	11,437	37,831
Net increase (decrease) in net assets from capital transactions	20,931,468	190,792,656	(11,825,524)	123,797,638

NET INCREASE (DECREASE) IN NET ASSETS	(22,051,900)	131,322,673	(29,566,057)	100,489,536

NET ASSETS:
Beginning of the period	131,322,673	—	100,489,536	—
End of the period	$109,270,773	$131,322,673	$70,923,479	$100,489,536

SHARES TRANSACTIONS
Subscriptions	1,475,000	13,350,000	550,000	8,650,000
Redemptions	(875,000)	(3,400,019)	(850,000)	(1,625,021)
Reverse Stock Split (Note 9)	—	(6,683,333)	—	(4,850,000)
Total increase (decrease) in shares outstanding	600,000	3,266,648	(300,000)	2,174,979

(a)       Inception date of the Fund was October 30, 2023.

(b)       Inception date of the Fund was September 18, 2023.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

	Defiance S&P 500 Income Target ETF
	Period ended
	February 28, 2025	Period ended
	(Unaudited)	August 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$177,645	$(14,885)
Net realized gain (loss)	(1,110,882)	(598,668)
Net change in unrealized appreciation (depreciation)	3,171,814	2,615,959
Net increase (decrease) in net assets from operations	2,238,577	2,002,406

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(177,645)	(2,017,182)
From return of capital	(7,216,693)	—
Total distributions to shareholders	(7,394,338)	(2,017,182)

CAPITAL TRANSACTIONS:
Subscriptions	77,923,605	65,424,875
Redemptions	(18,514,728)	(14,750,090)
ETF transaction fees (Note 8)	28,932	23,301
Net increase (decrease) in net assets from capital transactions	59,437,809	50,698,086

NET INCREASE (DECREASE) IN NET ASSETS	54,282,048	50,683,310

NET ASSETS:
Beginning of the period	50,683,310	—
End of the period	$104,965,358	$50,683,310

SHARES TRANSACTIONS
Subscriptions	3,975,000	3,275,000
Redemptions	(950,000)	(750,000)
Total increase (decrease) in shares outstanding	3,025,000	2,525,000

(a)       Inception date of the Fund was March 4, 2024.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs
For a share outstanding throughout the periods presented

Defiance Large Cap ex-Mag 7 ETF

Period ended February 28, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.10
Net realized and unrealized gain (loss) on investments(c)	0.47
Total from investment operations	0.57

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)
Total distributions	(0.05)
Net asset value, end of period	$20.52

TOTAL RETURN(d)	2.86%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,193
Ratio of expenses to average net assets(e)	0.35%
Ratio of net investment income (loss) to average net assets(e)	1.42%
Portfolio turnover rate(d)(f)	3%

(a)	Inception date of the Fund was October 21, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs
For a share outstanding throughout the periods presented

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF

	Period ended February 28, 2025 (Unaudited)	Period ended August 31, 2024(a)(h)
PER SHARE DATA:

Net asset value, beginning of period	$39.69	$60.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.58	1.86
Net realized and unrealized gain (loss) on investments(c)	(0.83)	5.53
Total from investment operations	(0.25)	7.39

LESS DISTRIBUTIONS FROM:
Net investment income	(0.58)	(4.23)
Net realized gains	—	(3.52)
Return of capital	(10.12)	(19.97)
Total distributions	(10.70)	(27.72)

ETF transaction fees per share	0.00(d)	0.02
Net asset value, end of period	$28.74	$39.69

TOTAL RETURN(e)	-0.90%	15.89%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$140,323	$211,673
Ratio of expenses to average net assets(f)	1.02%	1.00%
Ratio of interest expense to average net assets(f)	0.03%	0.01%
Ratio of operational expenses to average net assets excluding interest expense(f)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(f)	3.58%	4.04%
Portfolio turnover rate(e)(g)	—%	9%

(a)	Inception date of the Fund was September 13, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

(h)	During the period ended August 31, 2024, the Fund effected the following reverse stock split: August 1, 2024, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs
For a share outstanding throughout the periods presented

Defiance Nasdaq 100 Income Target ETF

	Period ended February 28, 2025 (Unaudited)	Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.22	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)(c)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments(d)	1.06	(0.46)
Total from investment operations	1.02	(0.47)

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.12)
Net realized gains	—	(0.20)
Return of capital	(1.95)	—
Total distributions	(1.95)	(0.32)

ETF transaction fees per share	0.00(e)	0.01
Net asset value, end of period	$18.29	$19.22

TOTAL RETURN(f)	5.49%	-2.28%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$21,035	$12,495
Ratio of expenses to average net assets(g)(h)	1.07%	0.88%
Ratio of interest expense to average net assets(g)(h)	0.22%	0.03%
Ratio of operational expenses to average net assets excluding interest expense(g)(h)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(g)(h)	(0.43)%	(0.24)%
Portfolio turnover rate(f)(i)	4%	10%

(a)	Inception date of the Fund was June 20, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs
For a share outstanding throughout the periods presented

Defiance Oil Enhanced Options Income ETF

	Period ended February 28, 2025 (Unaudited)	Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$16.71	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.21	0.23
Net realized and unrealized gain (loss) on investments(c)	1.45	(0.81)
Total from investment operations	1.66	(0.58)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.26)
Return of capital	(4.89)	(2.46)
Total distributions	(5.12)	(2.72)

ETF transaction fees per share	0.00(d)	0.01
Net asset value, end of period	$13.25	$16.71

TOTAL RETURN(e)	12.34%	-3.43%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$29,141	$12,536
Ratio of expenses to average net assets(f)	1.39%	1.22%
Ratio of interest expense to average net assets(f)	0.40%	0.23%
Ratio of operational expenses to average net assets excluding interest expense(f)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(f)	2.99%	4.03%
Portfolio turnover rate(e)(g)	639%	272%

(a)	Inception date of the Fund was May 9, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs
For a share outstanding throughout the periods presented

Defiance R2000 Enhanced Options & 0DTE Income ETF

	Period ended February 28, 2025 (Unaudited)	Period ended August 31, 2024(a)(h)
PER SHARE DATA:

Net asset value, beginning of period	$40.20	$60.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.57	1.61
Net realized and unrealized gain (loss) on investments(c)	(0.23)	7.39
Total from investment operations	0.34	9.00

LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(2.72)
Net realized gains	—	(1.74)
Return of capital	(11.69)	(24.37)
Total distributions	(12.28)	(28.83)

ETF transaction fees per share	0.00(d)	0.03
Net asset value, end of period	$28.26	$40.20

TOTAL RETURN(e)	1.04%	17.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$109,271	$131,323
Ratio of expenses to average net assets(f)	1.06%	1.02%
Ratio of interest expense to average net assets(f)	0.07%	0.03%
Ratio of operational expenses to average net assets excluding
interest expense(f)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(f)	3.57%	4.07%
Portfolio turnover rate(e)(g)	4%	—%

(a)	Inception date of the Fund was October 30, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

(h)	During the period ended August 31, 2024, the Fund effected the following reverse stock split: August 1, 2024, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs
For a share outstanding throughout the periods presented

Defiance S&P 500 Enhanced Options & 0DTE Income ETF

	Period ended February 28, 2025 (Unaudited)	Period ended August 31, 2024(a)(g)
PER SHARE DATA:

Net asset value, beginning of period	$46.20	$60.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.73	1.93
Net realized and unrealized gain (loss) on investments(c)	0.40	5.32
Total from investment operations	1.13	7.25

LESS DISTRIBUTIONS FROM:
Net investment income	(0.72)	(4.66)
Net realized gains	—	(3.91)
Return of capital	(8.79)	(12.50)
Total distributions	(9.51)	(21.07)

ETF transaction fees per share	0.01	0.02
Net asset value, end of period	$37.83	$46.20

TOTAL RETURN(d)	2.78%	15.25%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$70,923	$100,490
Ratio of expenses to average net assets(e)	1.04%	1.01%
Ratio of interest expense to average net assets(e)	0.05%	0.02%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	3.60%	3.99%
Portfolio turnover rate(d)(f)	3%	12%

(a)	Inception date of the Fund was September 18, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)	During the period ended August 31, 2024, the Fund effected the following reverse stock split: August 1, 2024, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs
For a share outstanding throughout the periods presented

Defiance S&P 500 Income Target ETF

	Period ended February 28, 2025 (Unaudited)	Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.07	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.04	(0.01)
Net realized and unrealized gain (loss) on investments(d)	0.78	1.72
Total from investment operations	0.82	1.71

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.52)
Net realized gains	—	(1.14)
Return of capital	(1.94)	—
Total distributions	(1.99)	(1.66)

ETF transaction fees per share	0.01	0.02
Net asset value, end of period	$18.91	$20.07

TOTAL RETURN(e)	4.32%	9.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$104,965	$50,683
Ratio of expenses to average net assets(f)(g)	0.90%	0.85%
Ratio of interest expense to average net assets(f)(g)	0.05%	0.00%(i)
(iRatio of operational expenses to average net assets excluding
interest expense(f)(g)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(f)(g)	0.46%	(0.13)%
Portfolio turnover rate(e)(h)	22%	85%

(a)	Inception date of the Fund was March 4, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.

(i)	Amount represents less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	Defiance ETFs

February 28, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The Defiance ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a non -diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
Defiance Large Cap ex-Mag 7 ETF (the “XMAG ETF”)	October 21, 2024
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF (the “QQQY ETF”)	September 13, 2023
Defiance Nasdaq 100 Income Target ETF (the “QQQT ETF”)	June 20, 2024
Defiance Oil Enhanced Options Income ETF (the “USOY ETF”)	May 9, 2024
Defiance R2000 Enhanced Options & 0DTE Income ETF (the “IWMY ETF”)	October 30, 2023
Defiance S&P 500 Enhanced Options & 0DTE Income ETF (the “WDTE ETF”)	September 18, 2023
Defiance S&P 500 Income Target ETF (the “SPYT ETF”)	March 4, 2024

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial, LLC (“ZEGA”), the former sub-adviser to each Fund, except the XMAG ETF. In connection with this transaction, ZEGA ceased operations as a registered investment adviser and resigned as sub- adviser. The Adviser has assumed full management responsibilities for the funds. Jay Pestrichelli, a key member of each Fund’s portfolio management team previously employed by ZEGA, continues to serve as a portfolio manager for the Funds, now as an employee of the Adviser. There are no other portfolio manager changes for the Funds. This transaction did not result in any changes to each Fund’s investment objectives, principal investment strategies, or fees. The Funds continue to be managed in accordance with its stated policies and objectives, ensuring continuity for each Fund’s shareholders.

The primary investment objective of each Fund, except the XMAG ETF, is to seek current income.

The primary investment objective of the XMAG ETF is to seek to track the performance, before fees and expenses, of the BITA US 500 ex-Magnificent 7 Index.

QQQY ETF’s secondary investment objective is to seek exposure to the performance of the Nasdaq 100 Index subject to a limit on potential investment gains.

QQQT ETF’s secondary investment objective is to seek exposure to the performance of the Nasdaq 100 Index.

USOY ETF’s secondary investment objective is to seek exposure to the performance of United States Oil Fund, LP (“USO”) subject to a limit on potential investment gains.

IWMY ETF’s secondary investment objective is to seek exposure to the performance of the Russell 2000 Index subject to a limit on potential investment gains.

WDTE ETF’s secondary investment objective is to seek exposure to the performance of the S&P 500 Index subject to a limit on potential investment gains.

SPYT ETF’s secondary investment objective is to seek exposure to the performance of the S&P 500 index.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on

Notes to the Financial Statements	Defiance ETFs

February 28, 2025 (Unaudited)

multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and aske prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of February 28, 2025:

XMAG ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$26,110,979	$—	$—	$26,110,979
Real Estate Investment Trusts	788,757	—	—	788,757
Money Market Funds	269,903	—	—	269,903
Total Investments	$27,169,639	$—	$—	$27,169,639

Notes to the Financial Statements	Defiance ETFs

February 28, 2025 (Unaudited)

QQQY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$73,738,470	$—	$73,738,470
Money Market Funds	786,499	—	—	786,499
U.S. Treasury Bills	—	60,319,424	—	60,319,424
Total Investments	$786,499	$134,057,894	$—	$134,844,393

Liabilities:
Investments:
Written Options	$—	$(849,160)	$—	$(849,160)
Total Investments	$—	$(849,160)	$—	$(849,160)

QQQT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$20,989,962	$—	$—	$20,989,962
Purchased Options	—	132,319	—	132,319
Money Market Funds	388,659	—	—	388,659
Total Investments	$21,378,621	$132,319	$—	$21,510,940

Liabilities:
Investments:
Written Options	$—	$(153,923)	$—	$(153,923)
Total Investments	$—	$(153,923)	$—	$(153,923)

USOY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$14,301,807	$—	$14,301,807
Money Market Funds	166,807	—	—	166,807
U.S. Treasury Bills	—	11,520,097	—	11,520,097
Total Investments	$166,807	$25,821,904	$—	$25,988,711

Liabilities:
Investments:
Written Options	$—	$(496,396)	$—	$(496,396)
Total Investments	$—	$(496,396)	$—	$(496,396)

Notes to the Financial Statements	Defiance ETFs

February 28, 2025 (Unaudited)

IWMY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$58,072,558	$—	$58,072,558
Money Market Funds	3,939,329	—	—	3,939,329
U.S. Treasury Bills	—	43,291,409	—	43,291,409
Total Investments	$3,939,329	$101,363,967	$—	$105,303,296

Liabilities:
Investments:
Written Options	$—	$(968,240)	$—	$(968,240)
Total Investments	$—	$(968,240)	$—	$(968,240)

WDTE ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$39,250,448	$—	$39,250,448
Money Market Funds	2,071,932	—	—	2,071,932
U.S. Treasury Bills	—	26,578,158	—	26,578,158
Total Investments	$2,071,932	$65,828,606	$—	$67,900,538

Liabilities:
Investments:
Written Options	$—	$(510,300)	$—	$(510,300)
Total Investments	$—	$(510,300)	$—	$(510,300)

SPYT ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$105,247,405	$—	$—	$105,247,405
Purchased Options	—	452,166	—	452,166
Money Market Funds	142,157	—	—	142,157
Total Investments	$105,389,562	$452,166	$—	$105,841,728

Liabilities:
Investments:
Written Options	$—	$(556,699)	$—	$(556,699)
Total Investments	$—	$(556,699)	$—	$(556,699)

B. Derivative Instruments. As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options

Notes to the Financial Statements	Defiance ETFs

February 28, 2025 (Unaudited)

on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Advisers deem it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Notes to the Financial Statements	Defiance ETFs

February 28, 2025 (Unaudited)

For the periods ended February 28, 2025, each Funds’ monthly average quantity and notional value are described below:

		Average Contracts	Average Notional Amount
QQQY ETF	Written Options	(109)	(223,013,427)

QQQT ETF	Purchased Options	12	25,157,007

	Written Options	(12)	(25,157,007)

USOY ETF	Written Options	(2,554)	(19,013,278)

IWMY ETF	Written Options	(683)	(152,841,538)

WDTE ETF	Written Options	(184)	(107,786,557)

SPYT ETF	Purchased Options	194	114,277,940

	Written Options	(194)	(114,277,940)

Statements of Assets & Liabilities

Fair value of derivative instruments as of February 28, 2025:

	Asset Derivatives as of 02/28/25		Liability Derivatives as of 02/28/25
Fund:	Derivative Instrument	Balance Sheet	Derivative Instrument	Balance Sheet
		Investments, at value		Written options contracts, at value
QQQY ETF	Purchased Options	$—	Written Options	$849,160
QQQT ETF	Purchased Options	132,319	Written Options	153,923
USOY ETF	Purchased Options	—	Written Options	496,396
IWMY ETF	Purchased Options	—	Written Options	968,240
WDTE ETF	Purchased Options	—	Written Options	510,300
SPYT ETF	Purchased Options	452,166	Written Options	556,699

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the periods ended February 28, 2025:

	Realized gain (loss) as of 02/28/25		Change in unrealized appreciation (depreciation) as of 02/28/25
Fund:	Derivative Instrument:	Location:	Derivative Instrument:	Location:
		Net realized gain (loss) from Investments		Net change in unrealized appreciation (depreciation) on Investments
QQQY ETF	Purchased Options	$—	Purchased Options	$—
QQQT ETF	Purchased Options	1,366,360	Purchased Options	4,184
USOY ETF	Purchased Options	—	Purchased Options	—
IWMY ETF	Purchased Options	—	Purchased Options	—
WDTE ETF	Purchased Options	—	Purchased Options	—
SPYT ETF	Purchased Options	4,190,474	Purchased Options	(10,327)

Notes to the Financial Statements	Defiance ETFs

February 28, 2025 (Unaudited)

	Realized gain (loss) as of 02/28/25		Change in unrealized appreciation (depreciation) as of 02/28/25
Fund:	Derivative Instrument:	Location:	Derivative Instrument:	Location:
		Net realized gain (loss) from Written options contracts		Net change in unrealized appreciation (depreciation) on Written options contracts
QQQY ETF	Written Options	$(3,318,112)	Written Options	$57,149
QQQT ETF	Written Options	(1,560,359)	Written Options	(4,066)
USOY ETF	Written Options	2,452,338	Written Options	82,044
IWMY ETF	Written Options	(858,265)	Written Options	176,218
WDTE ETF	Written Options	1,010,708	Written Options	(7,780)
SPYT ETF	Written Options	(5,199,613)	Written Options	15,593

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

C. Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of February 28, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

D. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non -cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the QQQY ETF, IWMY ETF and WDTE ETF are declared and paid weekly. Distributions to shareholders from net investment income, if any, for the QQQT ETF, USOY ETF and SPYT ETF are declared and paid monthly. Distributions to shareholders from net investment income, if any, for the XMAG ETF are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Notes to the Financial Statements	Defiance ETFs

February 28, 2025 (Unaudited)

F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting periods. Actual results could differ from those estimates.

G. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. XMAG ETF, QQQY ETF, QQQT ETF and USOY ETF shares will not be priced on the days on which NASDAQ is closed for trading. IWMY ETF, WDTE ETF, and SPYT ETF shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I. Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Funds should be in a position where the value of illiquid investments held by each Fund exceeds 15% of each Fund’s net assets, the Funds will take such steps as set forth in the Program.

J. Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. The Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Concentration Risk (XMAG ETF Only). To the extent that the Fund concentrates in an industry, it will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively impact the Fund to a greater extent than if its assets were invested in a wider variety of industries.

Counterparty Risk (QQQY ETF, QQQT ETF, USOY ETF, IWMY ETF, WDTE ETF & SPYT ETF Only). The Funds are subject to counterparty risk by virtue of their investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, each Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Funds with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of each Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Funds might not be fully protected in the event of the clearing member’s bankruptcy, as the Funds would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Funds are also subject to the risk that a limited number of clearing members are willing to transact on each Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Funds as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on each Fund’s behalf. If a clearing member defaults the Funds could lose some or all the benefits of a transaction entered into by the Funds with the clearing member. If the Funds cannot find a clearing member to transact with on each Fund’s behalf, the Funds may be unable to effectively implement its investment strategy.

Notes to the Financial Statements	Defiance ETFs

February 28, 2025 (Unaudited)

Derivatives Risk (QQQY ETF, QQQT ETF, USOY ETF, IWMY ETF, WDTE ETF & SPYT ETF Only). Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indices. Each Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Funds use derivatives, there may be an imperfect correlation between the value of the Indices and the derivative, which may prevent the Funds from achieving their investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, each Fund’s investments in derivatives are subject to the following risks:

• Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Funds in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Indices. The Funds may experience substantial downside from specific option positions and certain option positions held by the Funds may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Funds will be determined based on market quotations or other recognized pricing methods.

Equity Market Risk (XMAG ETF Only). Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Exchange-Traded Fund (“ETF”) Risks.

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•	Cash Redemption Risk. Each Fund’s investment strategy may require them to redeem shares for cash or to otherwise include cash as part of their redemption proceeds. For example, the Funds may not be able to redeem in-kind certain securities held by the Funds (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize a capital gain that they might not have recognized if they had made a redemption in-kind. As a result, the Funds may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market

Notes to the Financial Statements	Defiance ETFs

February 28, 2025 (Unaudited)

volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (“NYSE Arca”) and the NASDAQ (each of NYSE Arca and NASDAQ, an “Exchange”), and may be traded on U.S. exchanges other than the applicable Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for each Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Referenced Indices Risk (QQQY ETF, QQQT ETF, IWMY ETF, WDTE ETF & SPYT ETF Only). The Funds invest in options contracts that are based on the value of the Indices (or in ETFs that track the Indices’ performance) . This subjects the Funds to certain of the same risks as if it owned shares of companies that comprised the Indices or an ETF that tracks the Indices, even though it does not. By virtue of each Fund’s investments in options contracts that are based on the value of the Indices, the Funds may also be subject to the following risks:

• Indirect Investment Risk. The Indices are not affiliated with the Trust, the Funds, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Funds will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Indices but will be subject to declines in the performance of the Indices.

• Indices Trading Risk. The trading price of the Indices may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

• Nasdaq 100 Index Risks (QQQY ETF & QQQT ETF Only). The Index’s major risks stem from its high concentration in the technology sector and significant exposure to high-growth, high-valuation companies. A downturn in the tech industry, whether from regulatory changes, shifts in technology, or competitive pressures, can greatly impact the index. It’s also vulnerable to geopolitical risks due to many constituent companies having substantial international operations. Since many of these tech companies often trade at high valuations, a shift in investor sentiment could lead to significant price declines.

• Russell 2000 Index Risks (IWMY ETF Only). The Index, which consists of small-cap U.S. companies, is particularly susceptible to economic changes, as these firms often have less financial resilience than larger companies. Market volatility can disproportionately affect these smaller businesses, leading to significant price swings. Additionally, these companies are often more exposed to specific industry risks and have less diverse revenue streams. They can also be more vulnerable to changes in domestic regulatory or policy environments.

• S&P 500 Index Risks (WDTE ETF & SPYT ETF Only). The Index, which includes a broad swath of large U.S. companies, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

USO Risk (USOY ETF Only). The Fund invests in options contracts that are based on the value of USO. This subjects the Fund to certain of the same risks as if it owned shares of USO, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of USO, the Fund may also be subject to the following risks:

Investments in USO are subject to unique risks, primarily stemming from the volatile nature of the oil market and the regulatory frameworks governing futures markets. The accountability levels, position limits, and daily price fluctuation limits set by NYMEX and ICE Futures, while intended to regulate trading activities, can lead to a significant tracking error for USO. These regulatory measures limit USO’s ability to fully invest in the Benchmark Oil Futures Contract and other oil futures contracts, thus potentially causing substantial divergence between the movements of USO’s share prices and the actual prices of these futures contracts. The oil market’s inherent volatility is further compounded by these trading constraints. Accountability levels serve as thresholds for increased exchange scrutiny, and position limits establish fixed ceilings on the number of futures contracts that can be held. The Commodity Futures Trading Commission’s (CFTC) Position Limits Rule, which includes the Benchmark Oil Futures Contract, imposes additional federal position

Notes to the Financial Statements	Defiance ETFs

February 28, 2025 (Unaudited)

limits. USO’s trading activities, not qualifying for exemptions from these limits, face further challenges in navigating the unpredictable oil market, impacting its investment strategy and ability to achieve its objectives.

USO’s investment strategy is heavily influenced by the dynamic and often unpredictable oil market, alongside its commitment to invest substantially in Oil Futures Contracts and Other Oil-Related Investments. When faced with regulatory limits such as accountability levels and position limits, USO may have to adjust its strategy, seeking alternatives like other exchanges or different investment vehicles, which could introduce additional market risks. Exceeding accountability levels may necessitate a reduction in holdings, potentially creating a tracking error between USO’s share prices and the Benchmark Oil Futures Contract price. Furthermore, USO’s Futures Commission Merchants (FCMs) have historically imposed their own limits on USO’s holdings, which restricts its ability to respond effectively to oil market movements. These FCM-imposed constraints, alongside the fluctuating nature of the oil market and regulatory limitations, underscore the significant risks associated with investing in USO, affecting its capacity to meet investment objectives in a highly volatile and regulated market environment.

USO is not a registered investment company subject to the 1940 Act. Accordingly, investors in USO (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing USO insiders from managing USO to their benefit and to the detriment of shareholders; provisions preventing USO from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing USO earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in USO’s character without the consent of shareholders. Although the Fund invests in USO only indirectly, the Fund’s investments are subject to loss as a result of these risks.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objective. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Funds as follows:

Fund	Investment Advisory Fee
XMAG ETF	0.35%
QQQY ETF	0.99%
QQQT ETF	0.85%
USOY ETF	0.99%
IWMY ETF	0.99%
WDTE ETF	0.99%
SPYT ETF	0.85%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended February 28, 2025 are disclosed in the Statements of Operations.

Notes to the Financial Statements	Defiance ETFs

February 28, 2025 (Unaudited)

Effective January 1, 2025, the Adviser assumed full management responsibilities for each of the Funds following the resignation of ZEGA as sub-adviser and its cessation of operations as a registered investment adviser, excluding the XMAG ETF, which was not sub-advised by ZEGA. As a result, there is no sub-advisory agreement currently in effect for the Fund, and the Adviser is directly responsible for all portfolio management functions, including day-to-day trading, security selection, and execution, under the oversight of the Board.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Funds’ average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b- 1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to the Financial Statements	Defiance ETFs

February 28, 2025 (Unaudited)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the periods ended February 28, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, options contracts, and in-kind transactions were as follows:

Fund	Purchases	Sales
XMAG ETF	$2,647,496	$368,890
QQQY ETF	—	—
QQQT ETF	8,300,162	673,442
USOY ETF	29,253,006	28,110,580
IWMY ETF	—	—
WDTE ETF	—	—
SPYT ETF	69,048,939	17,516,644

For the periods ended February 28, 2025, the purchases and sales of long-term U.S. government securities for the Funds were as follows:

Fund	Purchases	Sales
XMAG ETF	$—	$—
QQQY ETF	—	103,566,663
QQQT ETF	—	—
USOY ETF	876,777	—
IWMY ETF	2,220,418	19,203,257
WDTE ETF	1,740,877	50,689,514
SPYT ETF	—	—

For the periods ended February 28, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
XMAG ETF	$24,104,182	$—
QQQY ETF	—	—
QQQT ETF	—	—
USOY ETF	—	—
IWMY ETF	—	—
WDTE ETF	—	—
SPYT ETF	—	—

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended February 28, 2025 (estimated) and the prior fiscal period ended August 31, 2024 were as follows:

February 28, 2025:

Fund	Ordinary Income	Return of Capital

XMAG ETF	$22,320	$—
QQQY ETF	3,184,839	55,033,622
QQQT ETF	—	1,641,658
USOY ETF	273,356	5,904,787
IWMY ETF	2,118,829	42,093,529

Notes to the Financial Statements	Defiance ETFs

February 28, 2025 (Unaudited)

WDTE ETF	1,521,930	18,581,477
SPYT ETF	177,645	7,216,693

August 31, 2024:

Fund	Ordinary Income	Return of Capital	Long Term Capital Gain
QQQY ETF	$19,379,532	$91,578,333	$16,163,532
WDTE ETF	8,834,263	23,707,672	7,421,280
IWMY ETF	6,682,764	59,894,642	4,280,209
SPYT ETF	628,744	—	1,388,438
USOY ETF	85,746	821,017	—
QQQT ETF	61,560	—	97,190

As of the prior fiscal periods ended August 31, 2024, components of the distributable earnings (losses) on a tax basis were as follows:

	QQQY	WDTE	IWMY	SPYT	USOY	QQQT
	ETF	ETF	ETF	ETF	ETF	ETF

Investments, at cost(a)	$209,006,742	$99,233,182	$122,740,676	$50,069,238	$12,876,578	$12,468,922

Gross tax unrealized appreciation	801,076	415,167	448,857	2,631,669	36,914	285,141

Gross tax unrealized depreciation	(41,466)	(15,597)	(24,198)	(322,443)	(19,336)	(144,289)

Net tax unrealized appreciation (depreciation)	759,610	399,570	424,659	2,309,226	17,758	140,852

Undistributed ordinary income (loss)	—	—	—	297,458	—	3,046

Undistributed long-term capital gain (loss)	—	—	—	—	—	—

Total distributable earnings (losses)	—	—	—	297,458	—	3,046

Other accumulated gain (loss)	—	—	—	(2,621,460)	(836,654)	(281,082)

Total distributable earnings (losses)	$759,610	$399,570	$424,659	$(14,776)	$(819,076)	$(137,184)

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales and mark-to-market treatment of options and straddle adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the prior fiscal periods ended August 31, 2024, the Funds have not elected to defer any post-October losses or late-year losses.

Notes to the Financial Statements	Defiance ETFs

February 28, 2025 (Unaudited)

As of the prior fiscal periods ended August 31, 2024, the Funds had long-term and short-term capital loss carryovers, which will be carried forward indefinitely to offset future realized capital gains as follows:

	Long-Term Capital Loss Carryovers	Short-Term Capital Loss Carryovers
QQQY ETF	$—	$—
WDTE ETF	—	—
IWMY ETF	—	—
SPYT ETF	—	—
USOY ETF	—	836,654
QQQT ETF	—	—

NOTE 8 – SHARES TRANSACTIONS

Shares of the XMAG ETF, QQQY ETF, QQQT ETF, and USOY ETF are listed and traded on the NASDAQ and shares of the IWMY ETF, WDTE ETF, and SPYT ETF are listed and traded on the NYSE Arca. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker -dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds are stated below:

Fund:	Transaction Fee
XMAG ETF	$500
QQQY ETF	$300
QQQT ETF	$300
USOY ETF	$300
IWMY ETF	$300
WDTE ETF	$300
SPYT ETF	$300

The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Notes to the Financial Statements	Defiance ETFs

February 28, 2025 (Unaudited)

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Funds’ investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective on or about May 27, 2025, each applicable Fund’s investment objective will change as follows:

	Current Investment Objective	New Investment Objective

QQQY ETF	The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the Nasdaq 100 Index subject to a limit on potential investment gains.	The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the Nasdaq 100 Index.

WDTE ETF	The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the S&P 500 Index subject to a limit on potential investment gains.	The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the S&P 500 Index.

IWMY ETF	The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the Russell 2000 Index subject to a limit on potential investment gains.	The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the Russell 2000 Index.

Notes to the Financial Statements	Defiance ETFs

February 28, 2025 (Unaudited)

Also effective on or about May 27, 2025, each Fund’s name will change as follows to better reflect its revised investment objective and principal investment strategies:

Current Name:	New Name:
Defiance Nasdaq 100 Enhanced Options & 0DTE ETF	Defiance Nasdaq 100 Target 30 Income ETF
Defiance R2000 Enhanced Options & 0DTE ETF	Defiance R2000 Target 30 Income ETF
Defiance S&P 500 Enhanced Options & 0DTE ETF	Defiance S&P 500 Target 30 Income ETF

Management has determined that there are no other subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 4, 2024, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

-	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Defiance Large Cap ex-Mag 7 ETF (the “Fund”);

Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the

Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Fund, including any fall-out benefits; (iii) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on September 4, 2024. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.” The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieves asset growth.

The Board considered these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by the firm. The Board also considered that Defiance Group Holdings LLC was acting as sponsor to the Fund and that the sponsor had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for the Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not appllicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 9, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	May 9, 2025

* Print the name and title of each signing officer under his or her signature.